LEASES - Components of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Balance, January 1, 2019	$ 29,217	$ 31,783
Acquisition of Detour Gold Corporation	16,261
Additions (net of disposals)	(11,884)	6,670
Depreciation charge for the year	(4,246)	(10,662)
Foreign currency translation recorded in OCI	681	1,426
Balance, December 31, 2019	30,029	29,217
Buildings
Right-of-use assets
Balance, January 1, 2019	3,068	1,544
Acquisition of Detour Gold Corporation	316
Additions (net of disposals)	5,806	1,938
Depreciation charge for the year	(1,269)	(496)
Foreign currency translation recorded in OCI	441	82
Balance, December 31, 2019	8,362	3,068
Mining equipment
Right-of-use assets
Balance, January 1, 2019	25,731	29,982
Acquisition of Detour Gold Corporation	3,582
Additions (net of disposals)	(17,598)	4,361
Depreciation charge for the year	(1,053)	(9,944)
Foreign currency translation recorded in OCI	(197)	1,332
Balance, December 31, 2019	10,465	25,731
Storage facilities
Right-of-use assets
Balance, January 1, 2019	352	176
Acquisition of Detour Gold Corporation	9,988
Additions (net of disposals)	(291)	371
Depreciation charge for the year	(1,195)	(205)
Foreign currency translation recorded in OCI	368	10
Balance, December 31, 2019	9,222	352
Vehicles
Right-of-use assets
Balance, January 1, 2019	19	22
Acquisition of Detour Gold Corporation	2,375
Additions (net of disposals)	199	0
Depreciation charge for the year	(715)	(4)
Foreign currency translation recorded in OCI	67	1
Balance, December 31, 2019	1,945	19
IT equipment
Right-of-use assets
Balance, January 1, 2019	47	59
Acquisition of Detour Gold Corporation	0
Additions (net of disposals)	0	0
Depreciation charge for the year	(14)	(13)
Foreign currency translation recorded in OCI	2	1
Balance, December 31, 2019	$ 35	$ 47